SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
19.	SEGMENT REPORTING

In accordance with ASC 280-10 “Segment Reporting: Overall”, the Group’s chief operating decision maker has been identified as the chief executive officer, who makes resource allocation decisions and assesses performance based on the Group’s consolidated results. As a result, the Group has only one reportable segment.

Geographic disclosures:

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC except for building and land which are located in the United States of America.